Segment Reporting - Schedule of Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 481	$ 609
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	481	609
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total